Summary of Organization and Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 28, 2015	Dec. 27, 2014
Accounting Policies [Abstract]
Estimated Useful Lives of Assets

usage over the estimated useful life of the asset. The estimated useful lives are generally as follows:

Buildings and improvements	7—40 years
Plant, machinery and equipment	20—40 years
Mobile equipment and barges	15—20 years
Office equipment	3—6 years
Truck and auto fleet	5—10 years
Landfill airspace and improvements	5—60 years
Other	2—10 years

Intangible Assets by Type and in Total

The following table shows intangible assets by type and in total:

	December 27, 2014			December 28, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Leases	$10,357	$(2,031)	$8,326	$10,430	$(1,604)	$8,826
Reserve rights	9,094	(540)	8,554	5,890	(221)	5,669
Trade names	1,020	(470)	550	1,020	(368)	652
Other	249	(32)	217	—	—	—

Total intangible assets	$20,720	$(3,073)	$17,647	$17,340	$(2,193)	$15,147

Estimated Amortization Expense for Intangible Assets

$0.6 million, respectively. The estimated amortization expense for intangible assets for each of the next five years and thereafter is as follows:

2015	$3,105
2016	1,675
2017	956
2018	956
2019	956
Thereafter	9,999

Total	$17,647

Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value in the consolidated balance sheets as of December 27, 2014 and December 28, 2013 are as follows:

	2014	2013

Accrued expenses:
Current portion of contingent consideration	$2,375	$—

Acquisition- related liabilities
Contingent consideration	$5,379	$1,908

Schedule of Contingent Consideration Obligations Measured at Fair Value

Contingent consideration as of March 28, 2015 and December 27, 2014 was:

	March 28, 2015	December 27, 2014
Current portion of acquisition-related liabilities:
Current portion of contingent consideration	$3,775	$2,375
Acquisition-related liabilities:
Contingent consideration	$4,187	$5,379

Schedule of Carrying Value and Fair Value of Financial Instruments

The carrying value and fair value of these financial instruments as of March 28, 2015 and December 27, 2014 was:

	March 28, 2015		December 27, 2014
	Fair Value	Carrying Value	Fair Value	Carrying Value
Level 2
Long-term debt(1)	1,105,240	1,062,693	1,101,873	1,064,917
Level 3
Current portion of deferred consideration and noncompete obligations(2)	18,576	18,576	16,027	16,027
Long term portion of deferred consideration and noncompete obligations(3)	31,981	31,981	37,357	37,357

(1)	$5.3 million included in current portion of debt as of March 28, 2015 and December 27, 2014.
(2)	Included in current portion of acquisition-related liabilities on the balance sheet.
(3)	Included in acquisition-related liabilities on the balance sheet.